SCHEDULE II - Condensed Balance Sheets - Parent Company Only (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 03, 2021	Jan. 01, 2021	Dec. 31, 2020	Sep. 30, 2020	Nov. 30, 2006
Assets
Fixed maturities, at fair value (amortized cost: 2023, $95,252; 2022, $90,171)		$ 15,090,056	$ 13,021,914
Short-term investments, at fair value (amortized cost: 2023, $2,487; 2022, $nil)		1,020,257	523,510
Other assets		324,639	203,119
Total assets		30,488,489	27,387,200			$ 27,052,894
Liabilities
Accounts payable, accrued expenses and other		704,267	488,594
Total liabilities		22,064,068	20,989,881			20,011,157
Liabilities and Equity
Common shares (par value $0.00000001; issued and outstanding: 100,000,000 shares)		0	0
Preferred shares (par value $1.00; issued and outstanding: 8,000,000 shares; aggregate liquidation value: $200,000)		8,000	8,000
Additional paid-in capital		1,929,934	1,929,934
Accumulated other comprehensive income		7,527	70,879			(220,625)
Retained earnings		6,478,960	4,388,506			4,902,308
Total shareholders’ equity		8,424,421	6,397,319	$ 7,357,428		7,041,737
Total liabilities and shareholders’ equity		30,488,489	27,387,200			$ 27,052,894
Other information
Amortized cost of trading securities, debt		16,604,693	14,925,319
Short-term investments, amortized cost		$ 1,032,895	$ 536,139
Common shares, par value		$ 0.00000001	$ 0.00000001
Common shares, shares issued		100,000,000	100,000,000
Common stock, shares outstanding		100,000,000	100,000,000
Preferred shares, par value per share		$ 1.00	$ 1.00
Preferred shares, shares issued		8,000,000	8,000,000
Preferred shares, shares outstanding		8,000,000	8,000,000
Aggregate liquidation preference		$ 200,000	$ 200,000		$ 637,000
Junior subordinated notes | Notes Issued By PartnerRe Finance II Inc
Other information
Commitment		$ 61,924	62,000						$ 250,000
Junior subordinated notes | Notes Issued By PartnerRe Finance II Inc | December 1, 2016 - December 1, 2066
Other information
Spread on variable rate (as a percent)		2.325%
Spread on variable rate, adjustment factor (as a percent)		0.26161%
Junior subordinated notes | Notes Issued By PartnerRe Finance B LLC
Other information
Stated interest rate of debt instrument								4.50%
Commitment								$ 500,000
Parent Company
Assets
Fixed maturities, at fair value (amortized cost: 2023, $95,252; 2022, $90,171)		$ 80,936	73,642
Short-term investments, at fair value (amortized cost: 2023, $2,487; 2022, $nil)		2,487	0
Cash and cash equivalents		3,052	3,814	$ 1,988			$ 10,020
Investment in subsidiaries		10,388,510	8,749,966
Intercompany loans and balances receivable		22,504	18,546
Other assets		18,873	21,042
Total assets		10,516,362	8,867,010
Liabilities
Intercompany loans and balances payable	[1]	2,034,176	2,423,951
Accounts payable, accrued expenses and other		57,765	45,740
Total liabilities		2,091,941	2,469,691
Liabilities and Equity
Common shares (par value $0.00000001; issued and outstanding: 100,000,000 shares)		0	0
Preferred shares (par value $1.00; issued and outstanding: 8,000,000 shares; aggregate liquidation value: $200,000)		8,000	8,000
Additional paid-in capital		1,929,934	1,929,934
Accumulated other comprehensive income		7,527	70,879
Retained earnings		6,478,960	4,388,506
Total shareholders’ equity		8,424,421	6,397,319
Total liabilities and shareholders’ equity		10,516,362	8,867,010
Other information
Amortized cost of trading securities, debt		95,252	90,171
Short-term investments, amortized cost		$ 2,487	$ 0
Common shares, par value		$ 0.00000001	$ 0.00000001
Common shares, shares issued		100,000,000	100,000,000
Common stock, shares outstanding		100,000,000	100,000,000
Preferred shares, par value per share		$ 1.00	$ 1.00
Preferred shares, shares issued		8,000,000	8,000,000
Preferred shares, shares outstanding		8,000,000	8,000,000
Aggregate liquidation preference		$ 200,000	$ 200,000
Subsidiary Issuer | Junior subordinated notes | Notes Issued By PartnerRe Finance II Inc
Other information
Aggregate principal amount of guarantee obligations		$ 62,000
Subsidiary Issuer | Junior subordinated notes | Notes Issued By PartnerRe Finance II Inc | December 1, 2016 - December 1, 2066
Other information
Spread on variable rate (as a percent)		2.325%
Spread on variable rate, adjustment factor (as a percent)		0.26161%
Subsidiary Issuer | Junior subordinated notes | Notes Issued By PartnerRe Finance B LLC
Other information
Stated interest rate of debt instrument		4.50%
Commitment		$ 500,000
Subsidiary Issuer | PartnerRe Finance B LLC
Other information
Percentage ownership		100.00%
Subsidiary Issuer | PartnerRe Finance B LLC | Senior Notes | 3.7% notes maturing 2029 Issued By PartnerRe Finance B LLC
Other information
Stated interest rate of debt instrument		3.70%
Subsidiary Issuer | PartnerRe Finance Ireland DAC
Other information
Percentage ownership		100.00%
Subsidiary Issuer | PartnerRe Finance Ireland DAC | Senior Notes | 2016 Euro Senior Notes
Other information
Stated interest rate of debt instrument		1.25%
Subsidiary Issuer | PartnerRe Finance II Inc
Other information
Percentage ownership		100.00%

[1]	The parent has fully and unconditionally guaranteed all obligations of PartnerRe Finance B LLC and PartnerRe Finance Ireland DAC, a direct 100% owned subsidiary of the parent, related to the issuance of the 3.700% senior notes and 1.250% senior notes, respectively. The parent’s obligations under these guarantees are senior and unsecured and rank equally with all other senior unsecured indebtedness of the parent.
The parent has also fully and unconditionally guaranteed all obligations of PartnerRe Finance II Inc. and PartnerRe Finance B LLC, both indirect 100% owned finance subsidiaries of the parent, related to the remaining $62 million aggregate principal amount of Fixed-to-Floating Rate junior subordinated CENts, with an annual rate of 3-month SOFR plus a margin equal to 2.325% and an additional spread adjustment of 0.26161% (due to the transition of the benchmark from LIBOR), and $500 million aggregate principal amount of 4.500% Fixed-Rate Reset junior subordinated notes, respectively. The parent’s obligations under these guarantees are unsecured junior subordinated obligations and rank junior in right of payment to all of the parent's outstanding and future senior indebtedness, and equally in right of payment with all outstanding and future unsecured indebtedness that is by its terms equal in right of payment to the junior subordinated notes.